TRANSACTIONS WITH RELATED PARTIES (Details) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans and accounts receivable:
Allowance for loan losses	$ 723	$ 1,440
Companies Of The Group [Member]
Loans and accounts receivable:
Loans and accounts receivable	122,289	80,076	$ 81,687
Allowance for loan losses	(308)	(209)	(209)
Net loans	121,981	79,867	81,478
Guarantees	442,854	361,452	434,141
Contingent loans:
Contingent loans	450,456	396,829	464,369
Allowance for contingent loans	(1)	(4)	(5)
Net contingent loans	450,455	396,825	464,364
Companies Of The Group [Member] | Personal guarantees [Member]
Contingent loans:
Contingent loans
Companies Of The Group [Member] | Letters of credit [Member]
Contingent loans:
Contingent loans	5,392	19,251	27,268
Companies Of The Group [Member] | Performance Guarantees [Member]
Contingent loans:
Contingent loans	445,064	377,578	437,101
Associated Companies [Member]
Loans and accounts receivable:
Loans and accounts receivable	459	771	533
Allowance for loan losses	(9)	(9)	(35)
Net loans	450	762	498
Guarantees
Contingent loans:
Contingent loans
Allowance for contingent loans
Net contingent loans
Associated Companies [Member] | Personal guarantees [Member]
Contingent loans:
Contingent loans
Associated Companies [Member] | Letters of credit [Member]
Contingent loans:
Contingent loans	2,060
Associated Companies [Member] | Performance Guarantees [Member]
Contingent loans:
Contingent loans
Key Personnel [Member]
Loans and accounts receivable:
Loans and accounts receivable	28,448	27,053	26,424
Allowance for loan losses	(116)	(177)	(87)
Net loans	28,332	26,876	26,337
Guarantees	22,893	23,868	23,636
Contingent loans:
Contingent loans	5,424
Allowance for contingent loans	(18)
Net contingent loans	5,406
Key Personnel [Member] | Personal guarantees [Member]
Contingent loans:
Contingent loans
Key Personnel [Member] | Letters of credit [Member]
Contingent loans:
Contingent loans
Key Personnel [Member] | Performance Guarantees [Member]
Contingent loans:
Contingent loans	3,364
Other [Member]
Loans and accounts receivable:
Loans and accounts receivable	233	7,793	7,100
Allowance for loan losses	(5)	(18)	(34)
Net loans	228	7,775	7,066
Guarantees	7,171	7,164	5,486
Contingent loans:
Contingent loans	44	33
Allowance for contingent loans		1
Net contingent loans	44	34
Other [Member] | Personal guarantees [Member]
Contingent loans:
Contingent loans
Other [Member] | Letters of credit [Member]
Contingent loans:
Contingent loans	2,060	33
Other [Member] | Performance Guarantees [Member]
Contingent loans:
Contingent loans
Commercial Loans [Member] | Companies Of The Group [Member]
Loans and accounts receivable:
Loans and accounts receivable	122,289	80,076	81,687
Commercial Loans [Member] | Associated Companies [Member]
Loans and accounts receivable:
Loans and accounts receivable	459	771	533
Commercial Loans [Member] | Key Personnel [Member]
Loans and accounts receivable:
Loans and accounts receivable	4,299	3,947	4,595
Commercial Loans [Member] | Other [Member]
Loans and accounts receivable:
Loans and accounts receivable	233	7,793	7,100
Mortgage Loans [Member]
Loans and accounts receivable:
Allowance for loan losses		69,066
Mortgage Loans [Member] | Companies Of The Group [Member]
Loans and accounts receivable:
Loans and accounts receivable
Mortgage Loans [Member] | Associated Companies [Member]
Loans and accounts receivable:
Loans and accounts receivable
Mortgage Loans [Member] | Key Personnel [Member]
Loans and accounts receivable:
Loans and accounts receivable	18,814	18,796	18,046
Mortgage Loans [Member] | Other [Member]
Loans and accounts receivable:
Loans and accounts receivable
Consumer Loans [Member]
Loans and accounts receivable:
Allowance for loan losses		283,756
Consumer Loans [Member] | Companies Of The Group [Member]
Loans and accounts receivable:
Loans and accounts receivable
Consumer Loans [Member] | Associated Companies [Member]
Loans and accounts receivable:
Loans and accounts receivable
Consumer Loans [Member] | Key Personnel [Member]
Loans and accounts receivable:
Loans and accounts receivable	5,335	4,310	3,783
Consumer Loans [Member] | Other [Member]
Loans and accounts receivable:
Loans and accounts receivable